Nuclear Decommissioning Trust Fund (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Nuclear decommissioning trust fund disclosure
Fair Value	$ 424	$ 412
Unrealized Gains	122	123
Unrealized Losses	2	2
Proceeds from sales of available-for-sale securities and the related realized gains and losses
Realized gains	4	8	2
Realized losses	(3)	(5)	(1)
Proceeds from sale of securities	385	307	279
Cash and cash equivalents
Nuclear decommissioning trust fund disclosure
Fair Value	2	9
Unrealized Gains	0	0
Unrealized Losses	0	0
Weighted-average maturities (in years)	0	0
U.S. government and federal agency obligations
Nuclear decommissioning trust fund disclosure
Fair Value	43	25
Unrealized Gains	3	1
Unrealized Losses	0	0
Weighted-average maturities (in years)	10	9
Federal agency mortgage-backed securities
Nuclear decommissioning trust fund disclosure
Fair Value	63	57
Unrealized Gains	3	2
Unrealized Losses	0	0
Weighted-average maturities (in years)	23	24
Commercial mortgage-backed securities
Nuclear decommissioning trust fund disclosure
Fair Value	7	11
Unrealized Gains	0	0
Unrealized Losses	0	0
Weighted-average maturities (in years)	28	29
Corporate debt securities
Nuclear decommissioning trust fund disclosure
Fair Value	54	56
Unrealized Gains	3	3
Unrealized Losses	1	1
Weighted-average maturities (in years)	10	10
Marketable equity securities
Nuclear decommissioning trust fund disclosure
Fair Value	251	252
Unrealized Gains	113	117
Unrealized Losses	1	1
Weighted-average maturities (in years)	0	0
Foreign government fixed income securities
Nuclear decommissioning trust fund disclosure
Fair Value	4	2
Unrealized Gains	0	0
Unrealized Losses	$ 0	$ 0
Weighted-average maturities (in years)	8	8